INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 14, 2018

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Variable Rate Investment Grade ETF (the “Fund”)

Effective immediately, Jason Marshall and John R. Craddock are no longer Portfolio Managers of the Fund. Accordingly, all information and references related to them are hereby removed from the Summary Prospectus, Prospectus and Statement of Additional Information.

Please Retain This Supplement for Future Reference.

P-VRIG-PROSOAI-SUP-1 091418